Summary of Significant Accounting Policies and Estimates (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies and Estimates [Abstract]
Impairment loss
Revenue recognition period	3 years
Advertising and marketing expense	113,223	518,747
Comprehensive loss	$ (11,887,374)	$ (15,041,958)
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	3 years
Minimum [Member] | Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Maximum [Member] | Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated life	10 years
Customer [Member] | Customer One [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	28.00%	26.00%
Customer [Member] | Customer One [Member] | Net sales [Member]
Concentration Risk [Line Items]
Concentration percentage	24.00%	32.00%
Customer [Member] | Customer Two [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	19.00%	24.00%
Customer [Member] | Customer Two [Member] | Net sales [Member]
Concentration Risk [Line Items]
Concentration percentage	12.00%	15.00%
Customer [Member] | Customer Three [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration percentage		21.00%
Customer [Member] | Customer Three [Member] | Net sales [Member]
Concentration Risk [Line Items]
Concentration percentage	10.00%	12.00%
Customer [Member] | Customer Four [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration percentage		17.00%
Customer [Member] | Customer Four [Member] | Net sales [Member]
Concentration Risk [Line Items]
Concentration percentage		10.00%